Summary of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 03, 2014	Jan. 25, 2014	Oct. 26, 2013	Jul. 27, 2013	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Quarterly Financial Information [Line Items]
Sales	$ 1,321,906	$ 1,995,790	$ 1,734,159	$ 1,329,502	$ 1,277,021	$ 2,223,945	$ 1,884,532	$ 1,453,507	$ 6,381,357	$ 6,839,005	$ 7,129,199
Gross profit	424,351	603,441	461,942	368,201	230,900	553,512	482,289	415,805	1,857,935	1,682,506	1,917,516
Net income (loss)	$ (36,704)	$ 63,229	$ 13,229	$ (87,022)	$ (114,796)	$ (3,683)	$ 501	$ (39,828)	$ (47,268)	$ (157,806)	$ (64,840)
Basic loss per common share:
Net income (loss)	$ (0.72)	$ 0.95	$ 0.15	$ (1.56)	$ (2.04)	$ (0.14)	$ (0.07)	$ (0.76)	$ (1.12)	$ (3.02)	$ (1.34)
Diluted loss per common share:
Net income (loss)	$ (0.72)	$ 0.86	$ 0.15	$ (1.56)	$ (2.04)	$ (0.14)	$ (0.07)	$ (0.76)	$ (1.12)	$ (3.02)	$ (1.34)